JPMorgan SmartRetirement® 2045 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited)

Investments	Shares (000)	Value ($000)

INVESTMENT COMPANIES — 92.9%
Alternative Assets — 2.9%
JPMorgan Realty Income Fund Class R6 Shares (a)	6,370	105,489

Fixed Income — 7.5%
JPMorgan Core Bond Fund Class R6 Shares (a)	5,008	55,791
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	21,107	167,169
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	4,222	28,918
JPMorgan High Yield Fund Class R6 Shares (a)	3,645	25,149

Total Fixed Income		277,027

International Equity — 31.9%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	939	30,018
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	11,662	204,665
JPMorgan International Equity Fund Class R6 Shares (a)	14,459	267,930
JPMorgan International Focus Fund Class R6 Shares (a)	10,919	269,809
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	20,778	397,891

Total International Equity		1,170,313

U.S. Equity — 50.6%
JPMorgan Growth Advantage Fund Class R6 Shares * (a)	14,084	449,132
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	634	39,547
JPMorgan Small Cap Growth Fund Class R6 Shares * (a)	889	19,703
JPMorgan Small Cap Value Fund Class R6 Shares (a)	663	19,706
JPMorgan U.S. Equity Fund Class R6 Shares (a)	20,791	439,526
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	12,604	440,524
JPMorgan Value Advantage Fund Class R6 Shares (a)	11,090	451,577

Total U.S. Equity		1,859,715

TOTAL INVESTMENT COMPANIES (Cost $2,774,286)		3,412,544

EXCHANGE-TRADED FUNDS — 6.1%
Alternative Assets — 1.1%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	370	39,407

Fixed Income — 0.7%
JPMorgan High Yield Research Enhanced ETF (a)	514	25,122

International Equity — 1.6%
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	1,387	57,035

U.S. Equity — 2.7%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	1,191	101,843

TOTAL EXCHANGE-TRADED FUNDS (Cost $206,429)		223,407

	Principal Amount ($000)
U.S. TREASURY OBLIGATIONS — 0.4%
U.S. Treasury Notes 0.13%, 1/31/2023 (b) (Cost $15,676)	15,725	15,539

	Shares (000)
SHORT-TERM INVESTMENTS — 2.2%
INVESTMENT COMPANIES — 2.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.26% (a) (c) (Cost $82,282)	82,282	82,282

Total Investments — 101.6% (Cost $3,078,673)		3,733,772
Liabilities in Excess of Other Assets — (1.6)%		(60,039)

Net Assets — 100.0%		3,673,733

Percentages indicated are based on net assets.

JPMorgan SmartRetirement® 2045 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Abbreviations

ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of March 31, 2022.
*	Non-income producing security.

Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as the respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

Futures contracts outstanding as of March 31, 2022 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
DJ US Real Estate Index	351	06/2022	USD	14,626	452
MSCI EAFE E-Mini Index	273	06/2022	USD	29,271	357
S&P 500 E-Mini Index	285	06/2022	USD	64,574	4,924

					5,733

Short Contracts
MSCI Emerging Markets E-Mini Index	(877)	06/2022	USD	(49,336)	(3,931)

					1,802

Abbreviations

EAFE	Europe, Australasia and Far East
MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan SmartRetirement® 2045 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$223,407	$—	$—	$223,407
Investment Companies	3,412,544	—	—	3,412,544
U.S. Treasury Obligations	—	15,539	—	15,539
Short-Term Investments
Investment Companies	82,282	—	—	82,282

Total Investments in Securities	$3,718,233	$15,539	$—	$3,733,772

Appreciation in Other Financial Instruments
Futures Contracts	$5,733	$—	$—	$5,733
Depreciation in Other Financial Instruments
Futures Contracts	(3,931)	—	—	(3,931)

Total Net Appreciation/Depreciation in Other Financial Instruments	$1,802	$—	$—	$1,802

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds and ETFs, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into such Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

JPMorgan SmartRetirement® 2045 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Dollar values in thousands)

For the period ended March 31, 2022
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2022	Shares at March 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	$—	$58,308	$—	$—	$(1,273)	$57,035	1,387	$—	$—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	55,477	15,222	36,507	2,846	2,369	39,407	370	752	—	(b)
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	101,059	39,286	34,623	2,156	(6,035)	101,843	1,191	686	—
JPMorgan Core Bond Fund Class R6 Shares (a)	63,151	1,431	4,237	(183)	(4,371)	55,791	5,008	946	437
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	126,119	63,309	12,774	(713)	(8,772)	167,169	21,107	2,331	823
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	19,925	13,108	1,342	(51)	(2,722)	28,918	4,222	652	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	—	30,972	—	—	(954)	30,018	939	—	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	372,008	73,549	155,280	1,433	(87,045)	204,665	11,662	9,714	9,291
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	19,949	745	17,645	(3,320)	271	—	—	745	—
JPMorgan Growth Advantage Fund Class R6 Shares * (a)	328,672	207,200	28,095	6,121	(64,766)	449,132	14,084	—	54,679
JPMorgan High Yield Fund Class R6 Shares (a)	74,304	2,311	47,779	1,665	(5,352)	25,149	3,645	2,311	—
JPMorgan High Yield Research Enhanced ETF (a)	40,839	—	13,058	(832)	(1,827)	25,122	514	1,308	—
JPMorgan Income Fund Class R6 Shares (a)	32,123	729	31,510	(1,161)	(181)	—	—	784	—
JPMorgan International Equity Fund Class R6 Shares (a)	219,954	86,177	8,059	509	(30,651)	267,930	14,459	4,762	9,753
JPMorgan International Focus Fund Class R6 Shares (a)	477,725	24,286	186,906	28,454	(73,750)	269,809	10,919	8,458	—
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	337,660	115,497	29,875	2,426	(27,817)	397,891	20,778	13,091	—
JPMorgan Large Cap Value Fund Class R6 Shares (a)	120,448	152	118,200	(7,222)	4,822	—	—	152	—
JPMorgan Realty Income Fund Class R6 Shares (a)	168,449	12,517	82,659	14,869	(7,687)	105,489	6,370	1,232	11,285
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	42,479	9,283	3,768	(177)	(8,270)	39,547	634	158	6,873
JPMorgan Small Cap Growth Fund Class R6 Shares * (a)	13,293	18,088	3,912	(1,357)	(6,409)	19,703	889	—	2,948
JPMorgan Small Cap Value Fund Class R6 Shares (a)	22,854	4,010	3,869	35	(3,324)	19,706	663	115	3,224
JPMorgan U.S. Equity Fund Class R6 Shares (a)	452,520	69,969	77,506	25,510	(30,967)	439,526	20,791	2,402	39,063
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.26% (a) (c)	62,095	594,808	574,621	—	—	82,282	82,282	17	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	330,027	144,441	11,840	(801)	(21,303)	440,524	12,604	3,032	46,627
JPMorgan Value Advantage Fund Class R6 Shares (a)	614,213	73,616	218,019	25,057	(43,290)	451,577	11,090	5,662	52,645

Total	$4,095,343	$1,659,014	$1,702,084	$95,264	$(429,304)	$3,718,233		$59,310	$237,648

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	Amount rounds to less than one thousand.
(c)	The rate shown is the current yield as of March 31, 2022.
*	Non-income producing security.